Deposits from banks (Tables)	6 Months Ended
Jun. 30, 2024
Deposits from banks [Abstract]
Schedule of deposits from banks by type

Deposits from banks by type
in EUR million	30 June 2024	31 December 2023
Non-interest bearing	252	177
Interest bearing	20,244	23,080
	20,496	23,257